DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
DERIVATIVE INSTRUMENTS [Abstract]
Schedule of Notional and Fair Value Amounts of Outstanding Derivative Instruments
	Notional amount		Fair value
	December 31,		December 31,
	2014	2013	2014	2013
Level 2:
Option contracts to hedge payroll expenses	$102,450	$69,700	$(4,133)	$1,722
Option contracts to hedge facilities expenses	5,837	-	19	-

	$108,287	$69,700	$(4,114)	$1,722

Schedule of Fair Value of Derivative Instruments by Balance Sheet Location

		Fair value of derivative instruments
		December 31,
	Balance sheet location	2014	2013
Derivative assets:
Foreign exchange option contracts		$-	$1,722

Derivative liabilities:
Foreign exchange forward contracts		$(4,114)	$-

Derivative assets	Other receivables and prepaid expenses	$19	$1,722
Derivative liabilities	Accrued expenses and other liabilities	$(4,133)	$-

Schedule of Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income

	Amount of gain (loss) recognized in OCI on derivative (effective portion)
	Year ended December 31,
	2014	2013	2012
Derivatives in cash flow hedging relationship:
Foreign exchange option contracts	$6,770	$(5,296)	$(2,773)
Foreign exchange forward contracts	-	4,311	(11,072)

	$6,770	$(985)	$(13,845)

	Statements	Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)
	of income	Year ended December 31,
	line item	2014	2013	2012
Derivative in cash flow hedging relationship:
Foreign exchange option contracts	Cost of revenues and operating expenses	$1,552	$(6,491)	$2,667
Foreign exchange forward contracts	Financial income	-	4,310	(10,551)

		$1,552	$(2,181)	$(7,884)